FAIR VALUE MEASUREMENTS (Fair Value Hierarchy Levels) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013		Aug. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 2,865		$ 2,787
Short-term investments	254		302
Equity securities	22		35
Foreign currency	5		11
Commodity contracts	19		109
Total Assets at Fair Value	3,165		3,244
Contingent consideration	40		39
Foreign currency	8		7
Commodity contracts	85		29
Total Liabilities at Fair Value	133		75
Short-term debt instruments	51	[1]	36	[1]
Long-term debt instruments	2,231	[1]	2,411	[1]
Liabilities Not Recorded at Fair Value	2,282		2,447
Total Liabilities Recorded and Not Recorded at Fair Value	2,415		2,522
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	2,865		2,787
Short-term investments	254		302
Equity securities	22		35
Foreign currency	0		0
Commodity contracts	13		86
Total Assets at Fair Value	3,154		3,210
Contingent consideration	0		0
Foreign currency	0		0
Commodity contracts	73		7
Total Liabilities at Fair Value	73		7
Short-term debt instruments	0	[1]	0	[1]
Long-term debt instruments	0	[1]	0	[1]
Liabilities Not Recorded at Fair Value	0		0
Total Liabilities Recorded and Not Recorded at Fair Value	73		7
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Short-term investments	0		0
Equity securities	0		0
Foreign currency	5		11
Commodity contracts	6		23
Total Assets at Fair Value	11		34
Contingent consideration	0		0
Foreign currency	8		7
Commodity contracts	12		22
Total Liabilities at Fair Value	20		29
Short-term debt instruments	51	[1]	36	[1]
Long-term debt instruments	2,231	[1]	2,411	[1]
Liabilities Not Recorded at Fair Value	2,282		2,447
Total Liabilities Recorded and Not Recorded at Fair Value	2,302		2,476
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Short-term investments	0		0
Equity securities	0		0
Foreign currency	0		0
Commodity contracts	0		0
Total Assets at Fair Value	0		0
Contingent consideration	40		39
Foreign currency	0		0
Commodity contracts	0		0
Total Liabilities at Fair Value	40		39
Short-term debt instruments	0	[1]	0	[1]
Long-term debt instruments	0	[1]	0	[1]
Liabilities Not Recorded at Fair Value	0		0
Total Liabilities Recorded and Not Recorded at Fair Value	$ 40		$ 39

[1]	Short-term and long-term debt instruments are not recorded at fair value on a recurring basis; however, they are measured at fair value for disclosure purposes, as required by the Fair Value Measurements and Disclosures topic of the ASC.